UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-09637

Name of Fund:  BlackRock Large Cap Series Funds, Inc.
                   BlackRock Large Cap Core Fund
                   BlackRock Large Cap Growth Fund
                   BlackRock Large Cap Value Fund
                   BlackRock Large Cap Core Retirement Portfolio
                   BlackRock Large Cap Growth Retirement Portfolio BlackRock Large Cap Value Retirement Portfolio
                   BlackRock Large Cap Core Plus Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, BlackRock Large Cap Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31

Date of reporting period: 07/01/06 - 06/30/07

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report. No records are attached. For additional information on portfolio security voting, please refer to Master Large Cap Series LLC Form N-PX filed with the Securities & Exchange Commission.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:     /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Large Cap Series Funds, Inc.


Date: August 15, 2007